FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments
Schedule of derivative financial instruments

	CAN dollar
	average
	exchange rate
	per one U.S.	Notional	Notional
Maturity	dollar	amount sold	amount bought

Less than 1 year	1.3195	$139.2	US$	105.5

(i)	Cross-currency interest rate swaps

Hedged item	Hedging instrument
					CAN dollar
				Annual interest	exchange rate on
				rate on notional	interest and
	Period	Notional		amount in CAN	capital payments
	covered	amount		dollars	per one U.S. dollar
5.000% Senior Notes due 2022	2014 to 2022	US$	543.1	6.01%	0.9983
5.000% Senior Notes due 2022	2012 to 2022	US$	256.9	5.81%	1.0016
5.375% Senior Notes due 2024	2014 to 2024	US$	158.6	Bankers’ acceptance 3 months + 2.67%	1.1034
5.375% Senior Notes due 2024	2017 to 2024	US$	441.4	5.62%	1.1039
5.125% Senior Notes due 2027	2017 to 2027	US$	600.0	4.82%	1.3407

Schedule of carrying value and fair value of long-term debt and derivative financial instruments

	2019		2018
Asset (liability)	Carrying value	Fair value	Carrying value	Fair value

Long-term debt[1]	$(4,262.3)	$(4,509.1)	$(4,244.4)	$(4,210.8)
Derivative financial instruments[2]
Foreign exchange forward contracts	(2.2)	(2.2)	6.7	6.7
Cross-currency interest rate swaps	391.0	391.0	458.3	458.3
[1]	The carrying value of long-term debt excludes adjustments to record changes in the fair value of long-term debt related to hedged interest risk and financing fees.
[2]

The fair value of derivative financial instruments designated as cash flow hedges is an asset position of $346.6 million as of December 31, 2019 ($418.6 million in 2018) and the fair value of derivative financial instruments designated as fair value hedges is an asset position of $42.2 million as of December 31, 2019 ($46.4 million in 2018).

Schedule of changes to the provision for expected credit losses

	2019	2018

Balance at beginning of year	$14.1	$14.0
Changes in expected credit losses charged to income	18.0	17.6
Write-off	(17.8)	(17.5)
Balance at end of year	$14.3	$14.1

Schedule of maturities of financial instruments included capital repayment and interest on long-term debt and obligations related to derivative instruments, less estimated future

		Less than			5 years
	Total	1 year	1-3 years	3-5 years	or more

Bank indebtedness	$7.1	7.1	—	—	—
Accounts payable and accrued charges	575.3	575.3	—	—	—
Amounts payable to affiliated corporations	66.5	66.5	—	—	—
Long-term debt[1]	4,262.3	—	1,039.2	868.7	2,354.4
Interest payments on long-term debt[2]	1,198.5	156.3	416.5	295.8	329.9
Lease liabilities	114.2	29.4	38.9	25.1	20.8
Interest payments on lease liabilities	18.6	5.3	6.9	3.7	2.7
Derivative financial instruments[3]	(331.8)	—	(239.7)	(117.1)	25.0
Total	$5,910.7	839.9	1,261.8	1,076.2	2,732.8
[1]	The carrying value of long-term debt excludes adjustments to record changes in the fair value of long-term debt related to hedged interest rate risk and financing fees.
[2]	Estimate of interest payable on long-term debt, based on interest rates, hedging of interest rates and hedging of foreign exchange rates as of December 31, 2019.
[3]	Estimated future receipts, net of future disbursements, on derivative financial instruments related to foreign exchange hedging on principal of debt denominated in U.S. dollars.

Schedule of capital structure

	2019	2018

Bank indebtedness	$7.1	$8.3
Long-term debt	4,240.2	4,219.6
Lease liabilities	114.2	122.6
Derivative financial instruments	(388.8)	(465.0)
Cash and cash equivalents	(2.4)	(1.1)
Promissory note to the parent corporation	(160.0)	—
Net liabilities	3,810.3	3,884.4
Equity	$121.5	$(147.3)

Foreign currency risk
Disclosure of detailed information about financial instruments
Schedule of estimated sensitivity on income and on other comprehensive income, before income tax

		Other
		comprehensive
Increase (decrease)	Income	income

Increase of $0.10	$1.2	$30.5
Decrease of $0.10	(1.2)	(30.5)

Interest rate risk
Disclosure of detailed information about financial instruments
Schedule of estimated sensitivity on income and on other comprehensive income, before income tax

		Other
		comprehensive
Increase (decrease)	Income	income

Increase of 100 basis points	$(1.6)	$(9.7)
Decrease of 100 basis points	1.6	9.7